Cover	Dec. 04, 2019	Dec. 01, 2019
Schedule of Capitalization, Equity [Line Items]
Document Type		8-K
Amendment Flag	false
Document Period End Date		Dec. 04, 2019
Entity File Number		1-3610
Entity Registrant Name		ARCONIC INC.
Entity Central Index Key	0000004281
Entity Tax Identification Number		25-0317820
Entity Incorporation, State or Country Code		DE
Entity Address, Address Line One		201 Isabella Street
Entity Address, Address Line Two		Suite 200
Entity Address, City or Town		Pittsburgh
Entity Address, State or Province		PA
Entity Address, Postal Zip Code		15212-5872
City Area Code		412
Local Phone Number		553-1940
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Common Stock
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security		Common Stock, par value $1.00 per share
Trading Symbol		ARNC
Security Exchange Name		NYSE
Preferred Class A
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security		$3.75 Cumulative Preferred Stock, par value $100 per share
Trading Symbol		ARNC PR
Security Exchange Name		NYSEAMER